Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Commitments And Contingencies Disclosure [Line Items]
Capital expenditure commitments	¥ 2,225,183	$ 322,621
Construction contract termination date	August 2020	August 2020
Others, Net
Commitments And Contingencies Disclosure [Line Items]
Loss contingency accrual			¥ 30,372
Minimum
Commitments And Contingencies Disclosure [Line Items]
Capital expenditure commitments, period	1 year	1 year
Maximum
Commitments And Contingencies Disclosure [Line Items]
Capital expenditure commitments, period	2 years	2 years